Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Loss for the period	$ (34,113)	$ (20,101)
Depreciation	182	158
Share-based compensation expense	3,992	3,514
Finance income	(4,851)	(5,833)
Finance expense	167	352
Movement of expected credit loss	(8)	6
Foreign exchange loss/(gain)	601	(1,860)
Movement in working capital	2,116	1,369
Cash flows used in operating activities	(31,914)	(22,395)
Finance expense paid	(87)	(360)
Finance income received	6,310	5,215
Net cash used in operating activities	(25,691)	(17,540)
Cash flows from investing activities
Purchase of property, plant and equipment	(80)	(63)
Proceeds from sale of other financial assets	0	19,585
Proceeds from redemptions and disposals of marketable securities	15,061	8,026
Cash flows from investing activities	14,981	27,548
Cash flows from financing activities
Proceeds from share issuances	118,039	150,000
Transaction costs from share issuances	(6,028)	(10,152)
Payment of lease liability	(141)	(63)
Net cash flows from financing activities	111,870	139,785
Net increase in cash and cash equivalents	101,160	149,793
Cash and cash equivalents at the beginning of the period	246,251	100,791
Impact of foreign exchange on cash and cash equivalents	(2,358)	3,289
Cash and cash equivalents at the end of the period	$ 345,053	$ 253,873